Organization and Principal Activities (Details) - USD ($)	Nov. 02, 2023	Nov. 21, 2023	Sep. 30, 2023	Oct. 12, 2022
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary Shares issued (in Shares)	1,750,000
Offering price per share (in Dollars per share)	$ 4
Gross proceeds total	$ 7,000,000
Granted period	45 days
Additional ordinary shares purchase (in Shares)	262,500
Net proceeds			$ 5.32
Over-Allotment Option [Member]
Organization and Principal Activities (Details) [Line Items]
Offering price per share (in Dollars per share)		$ 4
Gross proceeds total		$ 1,000,000
Additional ordinary shares purchase (in Shares)		262,500
Net proceeds			$ 7,000,000
Business Acquisition [Member]
Organization and Principal Activities (Details) [Line Items]
Acquired of equity interest percentage				100.00%